EMPLOYEE BENEFIT PLANS (Components of Net Periodic Benefit Cost) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension Plan, Defined Benefit [Member]
Components of Net Periodic Benefit Plan Cost [Line Items]
Service Cost	$ 3	$ 2	$ 10	$ 11	$ 9
Interest Cost	4	4	16	14	15
Expected Return on Plan Assets	(6)	(5)	(21)	(19)	(17)
Actuarial Loss Amortization	2	1	3	8	7
Net Periodic Benefit Cost	3	2	8	14	14
Other Retiree Benefits [Member]
Components of Net Periodic Benefit Plan Cost [Line Items]
Service Cost	1	1	4	3	3
Interest Cost	1	0	3	3	3
Expected Return on Plan Assets	0	0	(1)	(1)	0
Actuarial Loss Amortization	0	0	0	0	0
Net Periodic Benefit Cost	$ 2	$ 1	$ 6	$ 5	$ 6